FINANCIAL INSTRUMENTS (Details 7) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) bbl	Dec. 31, 2021 USD ($)
URUGUAY
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 90	$ 2,807
URUGUAY | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 7,367	8,491
Net derivative financial liabilities	$ 677	1,963
URUGUAY | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 7,366	3,149
Net derivative financial liabilities	$ 62	978
URUGUAY | Fuel oil No.6 Three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 0	0
Net derivative financial liabilities	$ (252)	(77)
URUGUAY | Fuel oil No.6 Four [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 0	0
Net derivative financial liabilities	(397)	(57)
CHILE | Zero cost collar [Member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 0	7,535
CHILE | Zero cost collar [Member] | Brent One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BNP Paribas – E.U.
Annual production capacity | bbl	220,000
Starting date of Hedging instrument	Aug. 01, 2021
Maturity date of hedging instrument	Jul. 31, 2022
Net derivative financial liabilities	$ 0	3,737
CHILE | Zero cost collar [Member] | Brent Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs - N.A.
Annual production capacity | bbl	220,000
Starting date of Hedging instrument	Aug. 01, 2021
Maturity date of hedging instrument	Jul. 31, 2022
Net derivative financial liabilities	$ 0	3,798
UNITED STATES
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 15,133	2,740
UNITED STATES | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 80,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Apr. 28, 2024
Net derivative financial liabilities	$ 5,062	845
UNITED STATES | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs N.A.
Nominal Amounts Of Hedging Instrument	$ 80,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Apr. 28, 2024
Net derivative financial liabilities	$ 5,004	1,043
UNITED STATES | Interest rate swap contract three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 80,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Apr. 28, 2024
Net derivative financial liabilities	$ 5,067	852
Argentina
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (17)	(133)
Argentina | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Santander - Argentina
Nominal Amounts Of Hedging Instrument	$ 3,800
Starting date of Hedging instrument	Dec. 10, 2021
Maturity date of hedging instrument	Jan. 31, 2022
Net derivative financial liabilities	$ 0	(65)
Description of exchange rate translation	ARSUSD
Argentina | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BBVA - Argentina
Nominal Amounts Of Hedging Instrument	$ 3,800
Starting date of Hedging instrument	Dec. 10, 2021
Maturity date of hedging instrument	Feb. 25, 2022
Net derivative financial liabilities	$ 0	(68)
Description of exchange rate translation	ARSUSD
Argentina | Interest rate swap contract three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BBVA - Argentina
Nominal Amounts Of Hedging Instrument	$ 6,000
Starting date of Hedging instrument	Dec. 15, 2022
Maturity date of hedging instrument	Jan. 31, 2023
Net derivative financial liabilities	$ (17)	$ 0
Description of exchange rate translation	ARSUSD